Acquisition Activity - Additional Information (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) bank shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 1,188,902	$ 1,188,902	$ 726,856	$ 724,603
Increase (decrease) in goodwill due to adjustments			462,046
Amortization of acquisition intangibles			12,590	8,415	$ 7,811
Sabadell United
Business Acquisition [Line Items]
Loans acquired	$ 4,000,000	4,026,240	4,026,240
Interest-bearing deposits acquired	$ 4,400,000	4,383,049	4,383,049
Number of offices acquired | bank	25
Cash consideration	$ 809,159
Percentage of voting interests acquired	100.00%
Goodwill	$ 462,046	462,000	462,000			$ 431,800
Increase (decrease) in goodwill due to adjustments		30,200	462,000
Merger related costs			41,000
Sabadell United | Fair Value Adjustments
Business Acquisition [Line Items]
Amortization of premiums and accretion of discounts on acquired loans, securities, and deposits			20,300	38,800
Elimination of amortization of premiums and accretion of discounts on previously acquired loans, securities, FDIC indemnification asset, and deposits			1,300	4,100
Allowance for loan and lease losses acquired			6,400	5,900
Amortization of acquisition intangibles			5,900	$ 10,100
Sabadell United | Common Stock
Business Acquisition [Line Items]
Common stock issued (shares) | shares	2,610,304
Sabadell United | Core deposit intangible assets
Business Acquisition [Line Items]
Intangible assets acquired	$ 96,607	66,600	$ 66,600
Increase (decrease) in goodwill due to adjustments		30,000
Decrease in intangible assets recognized due to adjustments		$ (30,007)